Document and Entity Information	12 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	SOUTHERN MISSOURI BANCORP, INC.
Entity Central Index Key	0000916907
Amendment Flag	false